Cash Flow Information - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 14,775,192	₩ 16,763,165
Cash flows from financing activities	(1,963,387)	(2,369,757)
Gain or loss on foreign currency translation	(46,585)	1,246,696
Interest expense	11,870	5,895
Classification of liabilities held for sale		1,067,364
Others	85,110	196,557
Ending balance	12,862,200	14,775,192
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	969,595	1,875,635
Cash flows from financing activities	(117,506)	(1,065,878)
Gain or loss on foreign currency translation	(41,371)	159,838
Ending balance	810,718	969,595
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,442,680	13,165,351
Cash flows from financing activities	(1,134,089)	(726,352)
Gain or loss on foreign currency translation	9,619	1,051,834
Interest expense	11,108	4,203
Classification of liabilities held for sale		(1,060,592)
Others	1,008	8,236
Ending balance	11,330,326	12,442,680
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,137,839	1,488,143
Cash flows from financing activities	(612,000)	(370,000)
Gain or loss on foreign currency translation	(3,507)	18,004
Interest expense	762	1,692
Others		0
Ending balance	523,094	1,137,839
Security deposits received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	160,713	153,370
Cash flows from financing activities	(40,500)
Others	18,171	7,343
Ending balance	138,384	160,713
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	57,975	73,364
Cash flows from financing activities	(52,902)	(71,008)
Gain or loss on foreign currency translation	(11,326)	16,752
Classification of liabilities held for sale		(6,772)
Others	65,931	45,639
Ending balance	59,678	57,975
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6,390	7,302
Cash flows from financing activities	(6,390)	(136,519)
Gain or loss on foreign currency translation	0	268
Others	0	135,339
Ending balance	₩ 0	₩ 6,390